Trust specific information (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Physical gold bullion cost	$ 4,062,387	$ 3,765,027
Percent value of net assets of the Trust	0.35%
Threshold percent value of net assets of trust to calculate management fee	0.65%
Capital losses available for tax purposes	$ 2	2
Currency risk [member]
IfrsStatementLineItems [Line Items]
Other assets and accounts payable	$ (204)	$ 91
Concentration Risk [Member]
IfrsStatementLineItems [Line Items]
Percentage of physical gold bullion that constitutes total equity	99.90%	99.90%
Scenario [Member]
IfrsStatementLineItems [Line Items]
Percent change in the exchange rate between the Canadian and U.S. Dollars	1.00%
Scenario [Member] | Other price risk [member]
IfrsStatementLineItems [Line Items]
Percentage increase in market value of gold	1.00%
Increase (decrease) in equity	$ 50,000	$ 48,900
Percentage decrease in market value of gold	1.00%